REVERSE MERGER (Details Narrative) - USD ($)																12 Months Ended
	Dec. 01, 2021	Nov. 01, 2021	Oct. 01, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 23, 2021	Jul. 22, 2021	Jul. 06, 2021	Jul. 01, 2021	Jun. 01, 2021	May 01, 2021	Apr. 01, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock Issued During Period, Shares, New Issues	12,500	12,500	12,500	12,500	12,500				12,500	12,500	12,500	12,500	50,000	12,500	12,500
Stock Issued During Period, Value, New Issues	$ 900	$ 2,246	$ 2,500	$ 3,725	$ 5,375				$ 2,478	$ 2,512	$ 2,750	$ 5,100	$ 29,000	$ 3,687	$ 1,288
Goodwill								$ 29,493,398								$ 29,493,398	$ (0)
Revenues																6,595,867	5,524,410
Net loss																(1,841,617)	$ (105,287)
Breunich Holdings,Inc.[Member]
Share Price							$ 0.331
Stock Issued During Period, Value, New Issues							$ 97,971,606
Goodwill																29,493,398
Revenues																0
Net loss																$ 914,059
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues						295,986,724
Share Exchange Agreement [Member] | Breunich Holdings,Inc.[Member]
Stock Issued During Period, Shares, New Issues								295,986,724
Equity Method Investment, Ownership Percentage						100.00%		100.00%